UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-6500

Name of Fund:  MuniYield New York Insured Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, MuniYield New York Insured Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton,
       NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 10/31/2006

Date of reporting period: 05/01/06 - 07/31/06

Item 1 - Schedule of Investments


MuniYield New York Insured Fund, Inc.


Schedule of Investments as of July 31, 2006                                                                        (in Thousands)
                          Face
                        Amount   Municipal Bonds                                                                          Value
New York - 140.2%     $ 23,790   Albany County, New York, Airport Authority, Airport Revenue Bonds, AMT,
                                 6% due 12/15/2023 (c)                                                                $    24,891

                         1,250   Buffalo, New York, School, GO, Series D, 5.50% due 12/15/2014 (b)                          1,347

                         1,500   Buffalo, New York, School, GO, Series D, 5.50% due 12/15/2016 (b)                          1,621

                         4,300   Buffalo, New York, Sewer Authority, Revenue Refunding Bonds, Series F, 6% due
                                 7/01/2013 (b)                                                                              4,832

                         1,700   Dutchess County, New York, Resource Recovery Agency Revenue Bonds (Solid Waste
                                 System-Forward), Series A, 5.40% due 1/01/2013 (d)                                         1,814

                         1,900   Erie County, New York, IDA, School Facility Revenue Bonds (City of Buffalo
                                 Project), 5.75% due 5/01/2020 (c)                                                          2,071

                         5,250   Erie County, New York, IDA, School Facility Revenue Bonds (City of Buffalo
                                 Project), 5.75% due 5/01/2024 (c)                                                          5,590

                           485   Huntington, New York, GO, Refunding, 5.50% due 4/15/2011 (a)                                 520

                           460   Huntington, New York, GO, Refunding, 5.50% due 4/15/2012 (a)                                 501

                           455   Huntington, New York, GO, Refunding, 5.50% due 4/15/2013 (a)                                 498

                           450   Huntington, New York, GO, Refunding, 5.50% due 4/15/2014 (a)                                 496

                           450   Huntington, New York, GO, Refunding, 5.50% due 4/15/2015 (a)                                 499

                         1,675   Ilion, New York, Central School District, GO, Series B, 5.50% due 6/15/2010 (b)            1,796

                         7,000   Long Island Power Authority, New York, Electric System Revenue Bonds, Series A,
                                 5% due 9/01/2029 (a)                                                                       7,230

                         8,500   Long Island Power Authority, New York, Electric System Revenue Bonds, Series A,
                                 5% due 9/01/2034 (a)                                                                       8,746

                        10,000   Long Island Power Authority, New York, Electric System Revenue Bonds, Series C,
                                 5% due 9/01/2035                                                                          10,246

                         5,750   Long Island Power Authority, New York, Electric System Revenue Refunding Bonds,
                                 Series B, 5% due 12/01/2035 (j)                                                            5,921

                         4,250   Madison County, New York, IDA, Civic Facility Revenue Bonds (Colgate University
                                 Project), Series A, 5% due 7/01/2035 (a)                                                   4,389

                         2,000   Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds,
                                 Series A, 5.75% due 1/01/2008 (d)(e)                                                       2,086

                        10,000   Metropolitan Transportation Authority, New York, Commuter Facilities Revenue
                                 Refunding Bonds, Series B, 4.875% due 7/01/2018 (b)(h)                                    10,252



Portfolio Abbreviations


To simplify the listings of MuniYield New York Insured Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT        Alternative Minimum Tax (subject to)
COP        Certificates of Participation
DRIVERS    Derivative Inverse Tax-Exempt Receipts
GO         General Obligation Bonds
IDA        Industrial Development Authority
IDR        Industrial Development Revenue Bonds
M/F        Multi-Family
RIB        Residual Interest Bonds
VRDN       Variable Rate Demand Notes



MuniYield New York Insured Fund, Inc.


Schedule of Investments as of July 31, 2006 (concluded)                                                            (in Thousands)
                          Face
                        Amount   Municipal Bonds                                                                          Value
New York              $  5,000   Metropolitan Transportation Authority, New York, Dedicated Tax Fund Revenue
(concluded)                      Bonds, Series A, 5% due 11/15/2011 (b)(e)                                            $     5,301

                         1,015   Metropolitan Transportation Authority, New York, Dedicated Tax Fund Revenue
                                 Bonds, Series A, 5% due 11/15/2032 (c)                                                     1,040

                         9,500   Metropolitan Transportation Authority, New York, Dedicated Tax Fund Revenue
                                 Bonds, Series A, 5% due 11/15/2035 (d)                                                     9,832

                        10,600   Metropolitan Transportation Authority, New York, Dedicated Tax Fund, Revenue
                                 Refunding Bonds, Series A, 5% due 11/15/2030 (d)                                          10,869

                        28,900   Metropolitan Transportation Authority, New York, Revenue Refunding Bonds, RIB,
                                 Series 724X, 7.61% due 11/15/2032 (c)(g)                                                  34,073

                         1,740   Metropolitan Transportation Authority, New York, Revenue Refunding Bonds,
                                 Series A, 5.125% due 11/15/2022 (b)                                                        1,832

                        17,105   Metropolitan Transportation Authority, New York, Revenue Refunding Bonds,
                                 Series A, 5% due 11/15/2030 (c)                                                           17,566

                         2,500   Metropolitan Transportation Authority, New York, Revenue Refunding Bonds,
                                 Series A, 5.25% due 11/15/2031 (b)                                                         2,630

                         1,500   Metropolitan Transportation Authority, New York, Revenue Refunding Bonds,
                                 Series B, 5% due 11/15/2028 (d)                                                            1,545

                         2,000   Metropolitan Transportation Authority, New York, Service Contract Revenue
                                 Refunding Bonds, Series A, 5% due 7/01/2025 (b)                                            2,064

                         2,885   Metropolitan Transportation Authority, New York, Transit Facilities Revenue
                                 Refunding Bonds, Series C, 5.125% due 1/01/2012 (c)(e)                                     3,076

                         1,640   Metropolitan Transportation Authority, New York, Transit Facilities Revenue
                                 Refunding Bonds, Series C, 5.125% due 7/01/2012 (c)(e)                                     1,757

                         3,000   Metropolitan Transportation Authority, New York, Transportation Revenue
                                 Bonds, Series A, 5% due 11/15/2032 (b)                                                     3,081

                         6,235   Metropolitan Transportation Authority, New York, Transportation Revenue
                                 Refunding Bonds, Series F, 5.25% due 11/15/2027 (d)                                        6,558

                         5,000   Metropolitan Transportation Authority, New York, Transportation Revenue
                                 Refunding Bonds, Series F, 5% due 11/15/2031 (d)                                           5,124

                         1,400   Monroe County, New York, IDA, Revenue Bonds (Southview Towers Project), AMT,
                                 6.125% due 2/01/2020                                                                       1,493

                         1,125   Monroe County, New York, IDA, Revenue Bonds (Southview Towers Project), AMT,
                                 6.25% due 2/01/2031                                                                        1,204

                         1,160   Montgomery County, New York, IDA, Lease Revenue Bonds (Hamilton Fulton Montgomery
                                 Board of Cooperative Educational Services Project), Series A, 5% due 7/01/2034 (l)         1,188

                        10,830   Nassau Health Care Corporation, New York, Health System Revenue Bonds, 5.75% due
                                 8/01/2009 (c)(e)                                                                          11,646

                         1,500   New York City, New York, City Housing Development Corporation, M/F Housing Revenue
                                 Bonds, AMT, Series C, 5% due 11/01/2026                                                    1,514

                         2,000   New York City, New York, City Housing Development Corporation, M/F Housing Revenue
                                 Bonds, AMT, Series C, 5.05% due 11/01/2036                                                 2,029

                         1,275   New York City, New York, City IDA, Civic Facility Revenue Refunding Bonds
                                  (Nightingale-Bamford School), 5.25% due 1/15/2018 (a)                                     1,358

                         7,710   New York City, New York, City IDA, IDR (Japan Airlines Company), AMT, 6%
                                 due 11/01/2015 (c)                                                                         7,820

                         7,970   New York City, New York, City IDA, Parking Facility Revenue Bonds (Royal
                                 Charter-New York Presbyterian), 5.75% due 12/15/2029 (c)                                   8,734

                         1,500   New York City, New York, City IDA, Special Facility Revenue Refunding Bonds
                                 (Terminal One Group Association Project), AMT, 5.50% due 1/01/2024                         1,588

                         6,750   New York City, New York, City Municipal Financing Authority, Water and Sewer
                                 Systems Revenue Bonds, 5% due 6/15/2036 (d)                                                6,978

                           500   New York City, New York, City Municipal Water Finance Authority, Water and
                                 Sewer System, Crossover Revenue Refunding Bonds, Series F, 5% due 6/15/2029 (c)              511

                        12,500   New York City, New York, City Municipal Water Finance Authority, Water and
                                 Sewer System Revenue Bonds, RIB, Series 726X, 7.61% due 6/15/2027 (d)(g)                  14,637

                         2,850   New York City, New York, City Municipal Water Finance Authority, Water and
                                 Sewer System Revenue Bonds, Series A, 5.75% due 6/15/2009 (b)(e)                           3,033

                        14,700   New York City, New York, City Municipal Water Finance Authority, Water and
                                 Sewer System Revenue Bonds, Series B, 5.75% due 6/15/2007 (d)(e)                          15,110

                         5,000   New York City, New York, City Municipal Water Finance Authority, Water and
                                 Sewer System, Revenue Refunding Bonds, 5.50% due 6/15/2010 (d)(e)                          5,361

                         1,250   New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                                 System, Revenue Refunding Bonds, Series A, 5.125% due 6/15/2034 (d)                        1,292

                         5,500   New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                                 System, Revenue Refunding Bonds, Series A, 5% due 6/15/2035 (a)                            5,638

                         6,600   New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                                 System, Revenue Refunding Bonds, Series B, 5% due 6/15/2036 (c)                            6,795

                         1,750   New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                                 System, Revenue Refunding Bonds, Series C, 5% due 6/15/2035 (d)                            1,799

                           400   New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                                 System Revenue Refunding Bonds, VRDN, Series A, 3.61% due 6/15/2025 (b)(f)                   400

                           200   New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                                 System Revenue Refunding Bonds, VRDN, Series G, 3.67% due 6/15/2024 (b)(f)                   200

                         1,020   New York City, New York, City Transit Authority, Metropolitan Transportation
                                 Authority, Triborough, COP, Series A, 5.625% due 1/01/2012 (a)                             1,088

                         6,805   New York City, New York, City Transitional Finance Authority, Future Tax Secured
                                 Revenue Bonds, Series B, 6.25% due 5/15/2010 (b)(e)                                        7,467

                           800   New York City, New York, City Transitional Finance Authority, Future Tax Secured
                                 Revenue Bonds, Series B, 6.25% due 5/15/2010 (e)                                             878

                         1,260   New York City, New York, City Transitional Finance Authority, Future Tax Secured
                                 Revenue Bonds, Series C, 5.50% due 5/01/2009 (e)                                           1,330

                        16,195   New York City, New York, City Transitional Finance Authority, Future Tax Secured
                                 Revenue Bonds, Series C, 5% due 2/01/2033 (b)                                             16,643

                         2,500   New York City, New York, City Transitional Finance Authority, Future Tax Secured
                                 Revenue Bonds, Series E, 5.25% due 2/01/2022 (d)                                           2,648

                         3,000   New York City, New York, City Transitional Finance Authority, Future Tax Secured,
                                 Revenue Refunding Bonds, Series D, 5.25% due 2/01/2021 (d)                                 3,178

                         1,000   New York City, New York, City Transitional Finance Authority, Revenue Refunding
                                 Bonds, Series A, 5% due 11/15/2026 (b)                                                     1,033

                        11,042   New York City, New York, GO, RIB, Series 725X, 7.61% due 3/15/2027 (c)(g)                 12,806

                           895   New York City, New York, GO, Refunding, Series A, 6.375% due 5/15/2010 (b)(e)                986

                            70   New York City, New York, GO, Refunding, Series B, 7% due 2/01/2018 (a)                        71

                         3,700   New York City, New York, GO, Refunding, VRDN, Series H, Sub-Series H-2, 3.64%
                                 due 8/01/2013 (d)(f)                                                                       3,700

                         3,000   New York City, New York, GO, Series A, 5.75% due 5/15/2010 (b)(e)                          3,239

                         2,500   New York City, New York, GO, Series B, 5.75% due 8/01/2013 (d)                             2,695

                         3,750   New York City, New York, GO, Series D, 5.25% due 10/15/2023                                3,940

                         2,700   New York City, New York, GO, Series D, 5% due 11/01/2034                                   2,757

                         8,000   New York City, New York, GO, Series J, 5% due 5/15/2023                                    8,223

                         9,500   New York City, New York, GO, Series M, 5% due 4/01/2035                                    9,707

                         1,150   New York City, New York, GO, Sub-Series C-1, 5.25% due 8/15/2026                           1,208

                         8,450   New York City, New York, GO, VRDN, Sub-Series A-6, 3.61% due 11/01/2026 (c)(f)             8,450

                         2,750   New York City, New York, IDA, Civic Facility Revenue Bonds (Ethical Culture
                                 Fieldston School Project), Sub-Series B-1, 4.50% due 6/01/2035 (l)                         2,689

                        14,500   New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds,
                                 DRIVERS, Series 1438Z, 8% due 10/15/2012 (a)(g)                                           16,113

                        10,700   New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds,
                                 Series A, 5% due 10/15/2032 (a)                                                           11,056

                         4,250   New York City, New York, Trust for Cultural Resources, Revenue Refunding Bonds
                                 (American Museum of Natural History), Series A, 5% due 7/01/2036 (d)                       4,390

                        16,875   New York Convention Center Development Corporation, New York, Revenue Bonds,
                                 DRIVERS, VRDN, Series 1247Z, 6.706% due 11/15/2013 (a)(g)                                 17,884

                         2,400   New York Convention Center Development Corporation, New York, Revenue Bonds
                                 (Hotel Unit Fee Secured), 5% due 11/15/2030 (a)                                            2,479

                         1,000   New York State Dormitory Authority, Consolidated Revenue Refunding Bonds (City
                                 University System), Series 1, 5.625% due 1/01/2008 (c)(e)                                  1,046

                         5,000   New York State Dormitory Authority, Non-State Supported Debt, Revenue Refunding
                                 Bonds (Cornell University), Series A, 5% due 7/01/2035                                     5,170

                         3,580   New York State Dormitory Authority Revenue Bonds (Eger Health Care and
                                 Rehabilitation Center), 6.10% due 8/01/2037 (i)                                            3,866

                         1,500   New York State Dormitory Authority Revenue Bonds (Long Island University), Series B,
                                 5.25% due 9/01/2028 (k)                                                                    1,562

                         2,000   New York State Dormitory Authority Revenue Bonds (New School for Social Research),
                                 5.75% due 7/01/2007 (d)(e)                                                                 2,076

                         1,180   New York State Dormitory Authority Revenue Bonds (New York State Rehabilitation
                                 Association), Series A, 5.25% due 7/01/2019 (j)                                            1,255

                         1,000   New York State Dormitory Authority Revenue Bonds (New York State Rehabilitation
                                 Association), Series A, 5.125% due 7/01/2023 (j)                                           1,036

                         6,900   New York State Dormitory Authority Revenue Bonds (School Districts Financing
                                 Program), Series E, 5.75% due 10/01/2030 (d)                                               7,507

                         1,000   New York State Dormitory Authority Revenue Bonds, Series B, 6.50% due 2/15/2011 (d)(h)     1,115

                         3,560   New York State Dormitory Authority Revenue Bonds (State University Adult Facilities),
                                 Series B, 5.75% due 5/15/2010 (c)(e)                                                       3,844

                         1,780   New York State Dormitory Authority Revenue Bonds (Upstate Community Colleges),
                                 Series A, 6% due 7/01/2010 (c)(e)                                                          1,942

                         3,155   New York State Dormitory Authority, Revenue Refunding Bonds (City University System),
                                 Series C, 7.50% due 7/01/2010 (b)                                                          3,420

                         4,255   New York State Dormitory Authority, Revenue Refunding Bonds (Mental Health Services
                                 Facilities Improvement), Series A, 5.75% due 2/15/2007 (d)(e)                              4,387

                         1,370   New York State Dormitory Authority, Revenue Refunding Bonds (School District Financing
                                 Program), Series I, 5.75% due 10/01/2018 (d)                                               1,501

                         6,000   New York State Dormitory Authority, Revenue Refunding Bonds (Siena College), 5.75%
                                 due 7/01/2007 (d)(e)                                                                       6,230

                         1,570   New York State Dormitory Authority, Supported Debt Revenue Bonds (Mental Health
                                 Facilities), Series B, 5.25% due 2/15/2014 (e)                                             1,705

                           270   New York State Dormitory Authority, Supported Debt Revenue Bonds (Mental Health
                                 Facilities), Series B, 5.25% due 2/15/2023                                                   285

                         3,000   New York State Dormitory Authority, Supported Debt Revenue Bonds (State University
                                 Dormitory Facilities), Series A, 5% due 7/01/2031 (d)                                      3,109

                         1,000   New York State Dormitory Authority, Supported Debt Revenue Refunding Bonds (Department
                                 of Health), Series A, 5% due 7/01/2025 (j)                                                 1,033

                        14,250   New York State Energy Research and Development Authority, Gas Facilities Revenue
                                 Refunding Bonds (Brooklyn Union Gas Company/Keyspan), AMT, Series A, 4.70% due
                                 2/01/2024 (b)                                                                             14,153

                         3,500   New York State Environmental Facilities Corporation, Special Obligation Revenue
                                 Refunding Bonds (Riverbank State Park), 6.25% due 4/01/2012 (a)                            3,917

                         4,000   New York State Environmental Facilities Corporation, State Clean Water and Drinking
                                 Water, Revenue Refunding Bonds (New York City Municipal Water Finance Authority),
                                 Sub-Series B, 4.50% due 6/15/2036                                                          3,897

                           800   New York State Housing Finance Agency, State Personal Income Tax Revenue Bonds
                                 (Economic Development and Housing), Series A, 5% due 9/15/2023 (d)                           830

                         2,000   New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, AMT, Series 130,
                                 4.80% due 10/01/2037                                                                       1,956

                         5,000   New York State Mortgage Agency, Homeowner Mortgage Revenue Refunding Bonds, AMT,
                                 Series 67, 5.80% due 10/01/2028 (d)                                                        5,097

                         1,540   New York State Mortgage Agency, Homeowner Mortgage Revenue Refunding Bonds, AMT,
                                 Series 133, 4.95% due 10/01/2021                                                           1,564

                           335   New York State Mortgage Agency Revenue Bonds, DRIVERS, AMT, Series 295, 7.664%
                                 due 4/01/2030 (d)(g)                                                                         335

                         3,470   New York State Municipal Bond Bank Agency, Special School Purpose Revenue Bonds,
                                 Series C, 5.25% due 6/01/2019                                                              3,661

                         3,920   New York State Municipal Bond Bank Agency, Special School Purpose Revenue Bonds,
                                 Series C, 5.25% due 6/01/2020                                                              4,150

                         6,000   New York State Thruway Authority, General Revenue Bonds, Series F, 5% due 1/01/2030 (a)    6,195

                         8,000   New York State Thruway Authority, General Revenue Refunding Bonds, Series G,
                                 4.75% due 1/01/2029 (c)                                                                    8,075

                        17,750   New York State Thruway Authority, General Revenue Refunding Bonds, Series G, 4.75%
                                 due 1/01/2030 (c)                                                                         17,904

                         2,500   New York State Thruway Authority, General Revenue Refunding Bonds, Series G, 5%
                                 due 1/01/2030 (c)                                                                          2,589

                         2,820   New York State Thruway Authority, Highway and Bridge Trust Fund Revenue Bonds,
                                 Series A, 6.25% due 4/01/2011 (c)                                                          3,081

                         3,000   New York State Thruway Authority, Local Highway and Bridge Service Contract Revenue
                                 Bonds, 5.75% due 4/01/2010 (a)(e)                                                          3,233

                         2,000   New York State Thruway Authority, Local Highway and Bridge Service Contract Revenue
                                 Bonds, Series A-2, 5.375% due 4/01/2008 (d)(e)                                             2,074

                         2,170   New York State Thruway Authority, Local Highway and Bridge Service Contract, Revenue
                                 Refunding Bonds, 6% due 4/01/2007 (d)(e)                                                   2,246

                         4,380   New York State Thruway Authority, Second General Highway and Bridge Trust Fund
                                 Revenue Bonds, Series A, 5% due 4/01/2026 (a)                                              4,560

                         3,000   New York State Urban Development Corporation, Personal Income Tax Revenue Bonds,
                                 Series C-1, 5% due 3/15/2013 (d)(e)                                                        3,202

                         5,000   New York State Urban Development Corporation, Personal Income Tax Revenue Bonds
                                 (State Facilities), Series A-1, 5% due 3/15/2029 (b)                                       5,156

                         3,190   New York State Urban Development Corporation, Revenue Refunding Bonds (Correctional
                                 Capital Facilities), Series A, 6.50% due 1/01/2011 (c)                                     3,534

                         1,000   Niagara Falls, New York, City School District, COP, Refunding (High School Facility),
                                 5% due 6/15/2028 (c)                                                                       1,027

                         1,000   Niagara Falls, New York, GO (Water Treatment Plant), AMT, 7.25% due 11/01/2010 (d)         1,121

                         2,705   Niagara, New York, Frontier Authority, Airport Revenue Bonds (Buffalo Niagara
                                 International Airport),  Series B, 5.50% due 4/01/2019 (d)                                 2,838

                         1,260   North Country, New York, Development Authority, Solid Waste Management System,
                                 Revenue Refunding Bonds, 6% due 5/15/2015 (c)                                              1,390

                         1,745   North Hempstead, New York, GO, Refunding, Series B, 6.40% due 4/01/2013 (b)                1,994

                           555   North Hempstead, New York, GO, Refunding, Series B, 6.40% due 4/01/2017 (b)                  660

                         1,665   Oneida County, New York, IDA, Civic Facilities Revenue Bonds (Mohawk Valley),
                                 Series A, 5.20% due 2/01/2013 (c)                                                          1,725

                         2,500   Port Authority of New York and New Jersey, Consolidated Revenue Bonds, AMT,
                                 137th Series, 5.125% due 7/15/2030 (c)                                                     2,587

                         4,000   Port Authority of New York and New Jersey, Consolidated Revenue Refunding Bonds,
                                 AMT, 119th Series, 5.50% due 9/15/2016 (b)                                                 4,047

                        15,000   Port Authority of New York and New Jersey Revenue Refunding Bonds, AMT, 120th
                                 Series, 6% due 10/15/2032 (d)                                                             15,519

                         5,080   Port Authority of New York and New Jersey, Special Obligation Revenue Bonds, DRIVERS,
                                 AMT, Series 278, 7.504% due 12/01/2022 (d)(g)                                              5,508

                        14,750   Port Authority of New York and New Jersey, Special Obligation Revenue Bonds (JFK
                                 International Air Terminal), AMT, Series 6, 6.25% due 12/01/2010 (d)                      16,004

                         7,175   Port Authority of New York and New Jersey, Special Obligation Revenue Bonds (JFK
                                 International Air Terminal LLC), AMT, Series 6, 6.25% due 12/01/2011 (d)                   7,893

                         3,500   Port Authority of New York and New Jersey, Special Obligation Revenue Bonds (JFK
                                 International Air Terminal LLC), AMT, Series 6, 5.75% due 12/01/2025 (d)                   3,581

                         4,425   Port Authority of New York and New Jersey, Special Obligation Revenue Bonds (Special
                                 Project-JFK International Air Terminal), AMT, Series 6, 6.25% due 12/01/2013 (d)           4,975

                         7,380   Port Authority of New York and New Jersey, Special Obligation Revenue Bonds (Special
                                 Project-JFK International Air Terminal), AMT, Series 6, 6.25% due 12/01/2014 (d)           8,385

                         1,255   Rensselaer County, New York, IDA, Civic Facility Revenue Bonds (Rensselaer Polytechnic
                                 Institute), Series B, 5.50% due 8/01/2022 (a)                                              1,323

                         1,000   Suffolk County, New York, IDA, Civic Facility Revenue Refunding Bonds (Dowling College),
                                 Series A, 5% due 6/01/2036 (q)                                                             1,006

                         4,625   Suffolk County, New York, IDA, IDR (Keyspan-Port Jefferson), AMT, 5.25% due 6/01/2027      4,742

                         8,530   Suffolk County, New York, IDA, Solid Waste Disposal Facility, Revenue Refunding Bonds
                                 (Ogden Martin System Huntington Project), AMT, 6% due 10/01/2010 (a)                       9,192

                         9,170   Suffolk County, New York, IDA, Solid Waste Disposal Facility, Revenue Refunding Bonds
                                 (Ogden Martin System Huntington Project), AMT, 6.15% due 10/01/2011 (a)                   10,068

                         6,470   Suffolk County, New York, IDA, Solid Waste Disposal Facility, Revenue Refunding Bonds
                                 (Ogden Martin System Huntington Project), AMT, 6.25% due 10/01/2012 (a)                    7,224

                         1,750   Suffolk County, New York, Public Improvement, GO, Series B, 4.50% due 11/01/2024 (d)       1,748

                         5,000   Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series A-1, 5.25%
                                 due 6/01/2020 (a)                                                                          5,306

                         2,000   Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series A-1,
                                 5.25% due 6/01/2022 (a)                                                                    2,114

                         2,000   Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series C-1,
                                 5.50% due 6/01/2021                                                                        2,137

                         1,900   Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series C-1,
                                 5.50% due 6/01/2022                                                                        2,026

                         2,305   Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Refunding
                                 Bonds, Series Y, 6% due 1/01/2012 (d)(h)                                                   2,492

                         7,000   Triborough Bridge and Tunnel Authority, New York, Revenue Refunding Bonds, 5.25%
                                 due 11/15/2023 (d)                                                                         7,452

                        19,675   Triborough Bridge and Tunnel Authority, New York, Revenue Refunding Bonds, 5% due
                                 11/15/2032 (d)                                                                            20,153

                         2,265   Triborough Bridge and Tunnel Authority, New York, Revenue Refunding Bonds, Series A,
                                 5% due 1/01/2012 (d)(e)                                                                    2,401

                         1,500   Triborough Bridge and Tunnel Authority, New York, Revenue Refunding Bonds, Series B,
                                 5% due 11/15/2032 (d)                                                                      1,536

                         2,465   Triborough Bridge and Tunnel Authority, New York, Subordinate Revenue Bonds, 5% due
                                 11/15/2028 (a)                                                                             2,539

                         6,000   Triborough Bridge and Tunnel Authority, New York, Subordinate Revenue Bonds, Series A,
                                 5.25% due 11/15/2030 (d)                                                                   6,303

                         1,050   Western Nassau County, New York, Water Authority, Water System Revenue Refunding Bonds,
                                 5% due 5/01/2035 (a)                                                                       1,081

                         2,010   Yonkers, New York, GO, Series A, 5.75% due 10/01/2010 (b)                                  2,183


Guam - 0.8%              2,240   A.B. Won Guam International Airport Authority, General Revenue Refunding Bonds,
                                 AMT, Series C, 5.25% due 10/01/2021 (d)                                                    2,327

                         2,050   A.B. Won Guam International Airport Authority, General Revenue Refunding Bonds,
                                 AMT, Series C, 5.25% due 10/01/2022 (d)                                                    2,130


Puerto Rico - 11.2%      2,265   Puerto Rico Commonwealth Highway and Transportation Authority, Transportation
                                 Revenue Bonds, Series G, 5.25% due 7/01/2019 (b)                                           2,427

                         1,000   Puerto Rico Commonwealth Highway and Transportation Authority, Transportation
                                 Revenue Bonds, Series G, 5.25% due 7/01/2021 (b)                                           1,067

                         1,250   Puerto Rico Commonwealth Highway and Transportation Authority, Transportation
                                 Revenue Bonds, Trust Receipts, Class R, Series B, 7.753% due 7/01/2035 (d)(g)              1,462

                         3,000   Puerto Rico Commonwealth Highway and Transportation Authority, Transportation
                                 Revenue Refunding Bonds, Series D, 5.75% due 7/01/2012 (e)                                 3,302

                         2,000   Puerto Rico Commonwealth Highway and Transportation Authority, Transportation
                                 Revenue Refunding Bonds, Series K, 5% due 7/01/2035 (n)                                    2,064

                         4,000   Puerto Rico Commonwealth Highway and Transportation Authority, Transportation
                                 Revenue Refunding Bonds, Series L, 5.25% due 7/01/2041 (j)                                 4,442

                        22,030   Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax and
                                 Capital Appreciation Revenue Bonds, Series A, 4.62% due 7/01/2031 (b)(o)                   6,721

                         3,900   Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax and
                                 Capital Appreciation Revenue Bonds, Series A, 4.67% due 7/01/2035 (a)(o)                     973

                         8,000   Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax and
                                 Capital Appreciation Revenue Bonds, Series A, 4.77% due 7/01/2043 (a)(o)                   1,340

                         4,500   Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax Revenue
                                 Bonds, Series B, 5% due 7/01/2041 (j)                                                      4,610

                         4,000   Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds,
                                 Series A, 5% due 7/01/2031 (a)                                                             4,168

                         4,750   Puerto Rico Electric Power Authority, Power Revenue Bonds, Series NN, 5.125% due
                                 7/01/2029                                                                                  4,876

                         7,315   Puerto Rico Electric Power Authority, Power Revenue Bonds, Series RR, 5% due
                                 7/01/2029 (j)                                                                              7,565

                         7,095   Puerto Rico Electric Power Authority, Power Revenue Bonds, Series RR, 5% due
                                 7/01/2030 (l)                                                                              7,337

                         6,350   Puerto Rico Electric Power Authority, Power Revenue Bonds, Series RR, 5% due
                                 7/01/2035 (b)                                                                              6,581

                         2,300   Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue Bonds,
                                 Series E, 5.50% due 2/01/2012 (e)                                                          2,490

                           700   Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue Bonds,
                                 Series E, 5.50% due 8/01/2029                                                                732

                                 Total Municipal Bonds (Cost - $817,447) - 152.2%                                         841,072


                        Shares
                          Held   Short-Term Securities
                         1,528   CMA New York Municipal Money Fund, 3.07% (m)(p)                                            1,528

                                 Total Short-Term Securities (Cost - $1,528) - 0.3%                                         1,528

                                 Total Investments (Cost - $818,975*) - 152.5%                                            842,600
                                 Other Assets Less Liabilities - 2.6%                                                      14,154
                                 Preferred Stock, at Redemption Value - (55.1%)                                         (304,211)
                                                                                                                      -----------
                                 Net Assets Applicable to Common Stock - 100.0%                                       $   552,543
                                                                                                                      ===========


  * The cost and unrealized appreciation (depreciation) of investments as of July 31, 2006, as computed for federal income tax purposes were as follows:


    Aggregate cost                             $            819,293
                                               ====================
    Gross unrealized appreciation              $             25,258
    Gross unrealized depreciation                           (1,951)
                                               --------------------
    Net unrealized appreciation                $             23,307
                                               ====================


(a) AMBAC Insured.

(b) FGIC Insured.

(c) FSA Insured.

(d) MBIA Insured.

(e) Prerefunded.

(f) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(g) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.

(h) Escrowed to maturity.

(i) FHA Insured.

(j) CIFG Insured.

(k) Radian Insured.

(l) XL Capital Insured.

(m) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:


                                                  Net            Dividend
    Affiliate                                   Activity          Income

    CMA New York Municipal
      Money Fund                                  427             $   38


(n) Assured Guaranty Insured.

(o) Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.

(p) Represents the current yield as of July 31, 2006.

(q) ACA Insured.



Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


MuniYield New York Insured Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       MuniYield New York Insured Fund, Inc.


Date:  September 20, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       MuniYield New York Insured Fund, Inc.


Date:  September 20, 2006


By:    /s/ Donald C. Burke
       -----------------------
       Donald C. Burke
       Chief Financial Officer
       MuniYield New York Insured Fund, Inc.


Date:  September 20, 2006